ACCOUNTS RECEIVABLE, NET	12 Months Ended
May 31, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of May 31,
	2024	2023
	$’000	$’000

Accounts receivable – third parties	2,003	2,414
Less: allowance for doubtful accounts	(317)	(110)

Accounts receivable, net	1,686	2,304

For the financial years ended May 31, 2024, and 2023, the Company has made the allowance for doubtful accounts and charged to the consolidated statements of operations. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

At May 31, 2024 and 2023, there are outstanding accounts are 90 days past due.